Related Party Transactions - Deferred revenue and amounts due to parties (Details)	1 Months Ended	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)
Related Party Transaction
Deferred revenue from related parties including prepaid carried interest	¥ 197,057,867	$ 36,036,473	¥ 234,464,105
Amounts due to related parties	6,118,678	4,195,136	27,294,813
Investees of Affiliates of Juzhou
Related Party Transaction
Deferred revenue from related parties including prepaid carried interest	8,868,968	94,596	615,467
Investees of Juzhou
Related Party Transaction
Deferred revenue from related parties including prepaid carried interest	91,461,706	17,387,724	113,129,754
Investees of Jupeng
Related Party Transaction
Deferred revenue from related parties including prepaid carried interest	82,377,760	9,584,639	62,360,537
Investees of Yidexin
Related Party Transaction
Deferred revenue from related parties including prepaid carried interest		927,971	6,037,655
Shanghai Kushuo Information Technology Co., Ltd
Related Party Transaction
Amounts due to related parties		307,394	2,000,000
Investees of Yidezhen
Related Party Transaction
Deferred revenue from related parties including prepaid carried interest	12,576,042	4,790,754	31,170,082
Amounts due to related parties	606,900
Investees of E-capital
Related Party Transaction
Amounts due to related parties		3,864,293	25,142,250
Non-controlling interests shareholder
Related Party Transaction
Amounts due to related parties	5,511,778	23,449	152,563
Investees of Yidezeng
Related Party Transaction
Deferred revenue from related parties including prepaid carried interest	1,273,008	202,669	1,318,623
Investees of Yiju
Related Party Transaction
Deferred revenue from related parties including prepaid carried interest		2,525,645	16,432,605
Investees of Jupai Asset Management Inc
Related Party Transaction
Deferred revenue from related parties including prepaid carried interest		$ 522,475	3,399,382
Hehui
Related Party Transaction
Deferred revenue from related parties including prepaid carried interest	¥ 500,383
Shanghai CRIC - Shanghai Yunchuang | IT system
Internal Used Software
Estimated useful life	10 years
Intangible assets gross	¥ 16,698,113
Shanghai CRIC - Shanghai Yunchuang | Online Finance Platform
Internal Used Software
Percentage of assignment completed		100.00%
Intangible assets gross			¥ 14,150,943